Other Current Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses		$ 23,186	$ 18,113
Other current assets, net		32,159	23,427
Total other current assets, net	99,472	103,321	104,373
Accounts receivable - vendors, net
Accounts receivable, net		38,459	48,568
Accounts receivable - franchisees, net
Accounts receivable, net		2,019	2,396
Accounts receivable - other, net
Accounts receivable, net		$ 7,498	$ 11,869